Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 324,506	$ 249,568
Long-term Debt	320,291	242,961
Long-term Debt, Current Maturities	(15,500)	(10,858)
Long-term Debt, Excluding Current Maturities	304,791	232,103
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	53,339	64,568
Revolving Credit Facility and Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (4,215)	$ (6,607)